Debt - Schedule of Long-term Debt Payable (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Payable One [Member]
Monthly payment of debt	$ 716	$ 716
Debt interest percentage	6.50%	6.50%
Maturity date	Nov. 30, 2020	Nov. 30, 2020
Notes Payable Two [Member]
Monthly payment of debt	$ 615	$ 615
Debt interest percentage	6.80%	6.80%
Maturity date	Aug. 31, 2021	Aug. 31, 2021
Notes Payable Three [Member]
Monthly payment of debt	$ 1,295	$ 1,295
Debt interest percentage	14.72%	14.72%
Maturity date	Mar. 31, 2023	Mar. 31, 2023
Notes Payable Four [Member]
Monthly payment of debt	$ 1,063	$ 1,063
Debt interest percentage	5.76%	5.76%
Maturity date	Apr. 30, 2021	Apr. 30, 2021
Notes Payable Five [Member]
Monthly payment of debt	$ 947	$ 947
Debt interest percentage	6.14%	6.14%
Maturity date	Dec. 31, 2024	Dec. 31, 2024